WRL FREEDOM ELITE BUILDER
WRL FREEDOM EQUITY PROTECTOR
Issued by
 Transamerica Life Insurance Company
WRL Series Life Account

SUPPLEMENT DATED MAY 6, 2022
To the
TO PROSPECTUS DATED MAY 1, 2022

This Supplement updates certain information in the above referenced prospectuses (the ‘‘Prospectuses’’). You should read this Supplement in conjunction with the applicable Prospectus and retain it for future reference.  Except as indicated in this Supplement, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of the applicable Prospectus or any supplement without charge upon request. Please contact our Administrative Office referenced in the Prospectus.

 The Appendix below is revised effective May 6, 2022.

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY

Investment Type	Underlying Fund Portfolios and Adviser/Sub-adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Multi-asset	AB Balanced Hedged Allocation Portfolio[10] (Adviser: AllianceBernstein L.P.)	1.20%	13.36%	9.64%	9.00%
U.S. Equity	Fidelity VIP Index 500 Portfolio (Adviser: Fidelity Management & Research Company) (Sub-Advisers: FMR Co., Inc.; Geode Capital Management, LLC)	0.35%	1.78%	11.58%	28.26%
	Fidelity VIP Contrafund® Portfolio* (Adviser: Fidelity Management & Research Company) (Sub-Advisers: FMR Co., Inc)	0.85%	-2.78%	7.76%	27.51%
	Fidelity VIP Equity Income Portfolio* (Adviser: Fidelity Management & Research Company) (Sub-Advisers: FMR Co., Inc)	0.76%	24.60%	17.71%	0.66%
	Fidelity VIP Growth Opportunities Portfolio* (Adviser: Fidelity Management & Research Company) (Sub-Advisers: FMR Co., Inc)	0.88%	22.90%	0.55%	-0.03%
Allocation	Franklin Allocation VIP Fund[5] (Adviser: Franklin Advisers, Inc)	0.96%	11.54%	8.54%	8.85%
U.S. Equity	ProFund VP Mid-Cap[2] (Adviser: ProFund Advisors LLC)	1.61%	22.21%	10.57%	11.75%
	ProFund VP NASDAQ-100[2] (Adviser: ProFund Advisors LLC)	1.68%	24.80%	26.01%	20.70%
	ProFund VP Small-Cap[2] (Adviser: ProFund Advisors LLC)	1.70%	12.88%	9.85%	11.22%
	ProFund VP Small-Cap Value[2] (Adviser: ProFund Advisors LLC)	1.69%	28.56%	8.43%	11.60%
International Equity	ProFund VP Asia 30[2] (Adviser: ProFund Advisors LLC)	1.62%	-18.52%	8.58%	6.04%
	ProFund VP Emerging Markets[2] (Adviser: ProFund Advisors LLC)	1.69%	-18.01%	7.82%	2.56%
	ProFund VP Europe 30[2] (Adviser: ProFund Advisors LLC)	1.69%	24.53%	6.48%	5.47%
	ProFund VP International[2] (Adviser: ProFund Advisors LLC)	1.60%	8.82%	6.91%	5.45%
	ProFund VP Japan[2] (Adviser: ProFund Advisors LLC)	1.69%	3.89%	8.63%	11.70%
Sector Equity	ProFund VP Basic Materials[2] (Adviser: ProFund Advisors LLC)	1.68%	25.63%	11.77%	8.80%
	ProFund VP Consumer Services[2] (Adviser: ProFund Advisors LLC)	1.68%	10.23%	16.00%	15.97%
	ProFund VP Financials[2] (Adviser: ProFund Advisors LLC)	1.66%	30.10%	12.00%	14.05%
	ProFund VP Oil & Gas[2] (Adviser: ProFund Advisors LLC)	1.68%	51.93%	-3.55%	-1.01%
	ProFund VP Pharmaceuticals[2] (Adviser: ProFund Advisors LLC)	1.67%	11.20%	8.11%	10.07%
	ProFund VP Telecommunications[2] (Adviser: ProFund Advisors LLC)	1.69%	18.41%	3.10%	6.57%
	ProFund VP Utilities[2] (Adviser: ProFund Advisors LLC)	1.69%	15.41%	9.52%	9.26%
Bond	ProFund VP Access High Yield[2,3] (Adviser: ProFund Advisors LLC)	1.68%	0.27%	3.25%	5.11%
Geared	ProFund VP Bull[2,3] (Adviser: ProFund Advisors LLC)	1.63%	26.33%	16.17%	14.30%
	ProFund VP Falling U.S. Dollar[2,3] (Adviser: ProFund Advisors LLC)	2.23%	-8.03%	-0.89%	-3.66%
	ProFund VP Precious Metals[2,3] (Adviser: ProFund Advisors LLC)	1.68%	-8.94%	8.49%	-4.44%
	ProFund VP Short Emerging Markets[2,3] (Adviser: ProFund Advisors LLC)	1.61%	9.96%	-13.59%	-9.25%
	ProFund VP Short International[2,3] (Adviser: ProFund Advisors LLC)	1.58%	-13.40%	-11.45%	-10.78%
	ProFund VP Short Nasdaq-100[2,3] (Adviser: ProFund Advisors LLC)	1.68%	-25.13%	-25.87%	-22.23%
	ProFund VP Short Small-Cap[2,3] (Adviser: ProFund Advisors LLC)	1.69%	-19.05%	-16.20%	-16.62%
	ProFund VP UltraNasdaq100[2,3] (Adviser: ProFund Advisors LLC)	1.69%	52.51%	50.67%	41.05%
	ProFund VP UltraSmall-Cap10[2,3] (Adviser: ProFund Advisors LLC)	1.72%	23.30%	14.10%	19.59%
	ProFund VP U.S. Government Plus[2,3] (Adviser: ProFund Advisors LLC)	1.39%	-7.08%	6.54%	3.70%
Money Market	ProFund VP Government Money Market[2] (Adviser: ProFund Advisors LLC)	1.53%	0.01%	0.25%	0.14%
U.S. Equity	Transamerica Aegon Sustainable Equity Income VP (Adviser: Transamerica Asset Management) (Sub-Adviser: Aegon Asset Management UK plc)	0.69%	22.42%	7.69%	10.10%
	Transamerica Janus Mid-Cap Growth VP (Adviser: Transamerica Asset Management) (Sub-Adviser: Janus Henderson Investors US LLC)	0.82%	17.30%	19.49%	13.15%
	Transamerica JPMorgan Enhanced Index VP (Adviser: Transamerica Asset Management) (Sub-Adviser: J.P. Morgan Investment Management Inc.)	0.62%	30.12%	18.46%	16.41%
	Transamerica JPMorgan Mid Cap Value VP** (Adviser: Transamerica Asset Management) (Sub-Adviser: J.P. Morgan Investment Management Inc.)	0.87%	29.19%	10.58%	12.94%
	Transamerica Morgan Stanley Capital Growth VP5 (Adviser: Transamerica Asset Management) (Sub-Adviser: Morgan Stanley Investment Management Inc.)	0.72%	14.25%	9.58%	8.33%
	Transamerica Small/Mid Cap Value VP (Sub-Advisers: Systematic Financial Management L.P.; Thompson, Siegel & Walmsley, LLC)	0.82%	28.12%	11.31%	12.91%
	Transamerica T. Rowe Price Small Cap VP (Adviser: Transamerica Asset Management) (Sub-Adviser: T. Rowe Price Associates, Inc.)	0.81%	11.37%	15.75%	15.44%
	Transamerica WMC US Growth VP (Adviser: Transamerica Asset Management) (Wellington Management Company, LLP)	0.64%	20.67%	24.60%	18.58%
International Equity	Transamerica International Focus VP6 (Adviser: Transamerica Asset Management) (Sub-Adviser: Epoch Investment Partners, Inc.)	0.82%	10.82%	12.37%	9.39%
	Transamerica JPMorgan International Moderate Growth VP4,5 (Adviser: Transamerica Asset Management) (Sub-Adviser: J.P. Morgan Investment Management Inc.)	0.90%	9.25%	9.74%	7.21%
Sector Equity	Transamerica BlackRock Global Real Estate Securities VP (Adviser: Transamerica Asset Management) (Sub-Adviser: BlackRock Investment Management, LLC)	0.79%	26.22%	9.53%	8.83%
Bond	Transamerica Aegon High Yield Bond VP3 (Adviser: Transamerica Asset Management) (Sub-Adviser: Aegon USA Investment Management, LLC)	0.62%	6.35%	6.01%	6.76%
	Transamerica Aegon U.S. Government Securities VP (Adviser: Transamerica Asset Management) (Sub-Adviser: Aegon USA Investment Management, LLC)	0.60%	-2.39%	3.14%	2.34%
	Transamerica JPMorgan Core Bond VP (Adviser: Transamerica Asset Management) (Sub-Adviser: J.P. Morgan Investment Management Inc.)	0.52%	-1.03%	3.67%	2.96%
	Transamerica PIMCO Total Return VP (Adviser: Transamerica Asset Management) (Sub-Adviser: Pacific Investment Management Company LLC)	0.67%	-0.87%	3.81%	3.18%
Allocation	Transamerica BlackRock iShares Active Asset Allocation – Conservative VP4,7 (Adviser: Transamerica Asset Management) (Sub-Adviser: BlackRock Investment Management, LLC)	0.64%	5.98%	6.62%	5.17%
	Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP4,8 (Adviser: Transamerica Asset Management) (Sub-Adviser: BlackRock Investment Management, LLC)	0.69%	7.94%	6.10%	5.65%
	Transamerica BlackRock iShares Active Asset Allocation – Moderate VP4,9 (Adviser: Transamerica Asset Management) (Sub-Adviser: BlackRock Investment Management, LLC)	0.64%	8.52%	6.84%	5.57%
	Transamerica BlackRock iShares Edge 40 VP (Adviser: Transamerica Asset Management) (Sub-Adviser: BlackRock Investment Management, LLC)	0.43%	6.09%	7.13%	5.64%
	Transamerica BlackRock Tactical Allocation VP4 (Adviser: Transamerica Asset Management) (Sub-Adviser: BlackRock Investment Management, LLC)	0.76%	7.91%	9.05%	7.81%
	Transamerica Janus Balanced VP (Adviser: Transamerica Asset Management) (Sub-Adviser: Janus Henderson Investors US LLC)	0.75%	15.71%	13.68%	11.20%
	Transamerica JPMorgan Asset Allocation – Conservative VP4, 5 (Adviser: Transamerica Asset Management) (Sub-Adviser: J.P. Morgan Investment Management Inc.)	0.78%	5.90%	7.81%	6.02%
	Transamerica JPMorgan Asset Allocation – Growth VP4, 5 (Adviser: Transamerica Asset Management) (Sub-Adviser: J.P. Morgan Investment Management Inc.)	0.86%	19.64%	16.01%	12.36%
	Transamerica JPMorgan Asset Allocation – Moderate Growth VP4, 5 (Adviser: Transamerica Asset Management) (Sub-Adviser: J.P. Morgan Investment Management Inc.)	0.84%	13.95%	11.86%	9.47%
	Transamerica JPMorgan Asset Allocation – Moderate VP4,5 (Adviser: Transamerica Asset Management) (Sub-Adviser: J.P. Morgan Investment Management Inc.)	0.80%	9.18%	9.60%	7.62%
	Transamerica JPMorgan Tactical Allocation VP (Adviser: Transamerica Asset Management) (Sub-Adviser: J.P. Morgan Investment Management Inc.)	0.81%	4.91%	6.90%	5.84%
	Transamerica Managed Risk – Balanced ETF VP (Adviser: Transamerica Asset Management) (Sub-Adviser: Milliman Financial Risk Management LLC)	0.38%	9.65%	7.64%	6.53%
	Transamerica Managed Risk – Growth ETF VP (Adviser: Transamerica Asset Management) (Sub-Adviser: Milliman Financial Risk Management LLC)	0.40%	14.25%	9.58%	8.33%
	Transamerica Morgan Stanley Global Allocation VP (Adviser: Transamerica Asset Management) (Sub-Adviser: Morgan Stanley Investment Management Inc.)	0.91%	8.42%	9.87%	7.93%
	Transamerica Multi-Managed Balanced VP (Adviser: Transamerica Asset Management) (Sub-Advisers: Aegon USA Investment Management, LLC; J. P. Morgan Investment Management Inc.)	0.61%	15.90%	10.85%	9.90%
	Transamerica PIMCO Tactical-Balanced VP4 (Adviser: Transamerica Asset Management) (Sub-Adviser: Pacific Investment Management Company LLC)	0.86%	17.04%	12.68%	11.20%
	Transamerica PIMCO Tactical-Conservative VP4 (Adviser: Transamerica Asset Management) (Sub-Adviser: Pacific Investment Management Company LLC)	0.87%	4.43%	7.38%	5.89%
	Transamerica PIMCO Tactical-Growth VP4 (Adviser: Transamerica Asset Management) (Sub-Adviser: Pacific Investment Management Company LLC)	0.88%	9.51%	9.22%	7.14%
Money Market	Transamerica BlackRock Government Money Market VP (Adviser: Transamerica Asset Management) (Sub-Adviser: BlackRock Investment Management, LLC)	0.29%	0.00%	0.79%	0.40%

1This portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this portfolio’s annual expenses reflect temporary expense reductions. See the portfolio prospectus for additional information.
2The Policy’s market timing policy and procedures do not apply to this fund’s portfolio companies because they are designed to permit frequent transfers. See the portfolio prospectus for information about the risks and increased costs associated with portfolio companies that permit frequent trading. See also “Market Timing and Disruptive Trading” in the Policy’s prospectus for information about how frequent trading may impact your Policy.
3This portfolio may use investment techniques that are not associated with most mutual fund companies. You should be aware of the additional, potentially significant investment risks to which the portfolio may be subject. See the portfolio prospectus for more information.
4This portfolio employs managed volatility strategies. See the portfolio prospectus for information about the risks associated with managed volatility strategies. See also “The Portfolio companies – Portfolio companies with Managed Volatility Strategies” in the Policy’s prospectus for information about how such strategies may impact your Policy.
5Each of these asset allocation portfolios is a fund of funds and invests in a combination of underlying portfolios of the mutual fund. Please see each portfolio’s prospectus for a description of the investment strategy and the risks associated with investing in the portfolio.
6Effective on  about November 1, 2021, Transamerica International Growth VP sub-advised by TDAM USA Inc. was renamed Transamerica International Focus VP. Effective January 1, 2022, the subadvisor changed to Epoch Investment Partners, Inc.
7Effective on or about November 1, 2021, Transamerica QS Investors Active Asset Allocation - Conservative VP was renamed Transamerica BlackRock iShares Active Asset Allocation - Conservative VP.
8Effective on or about November 1, 2021, Transamerica QS Investors Active Asset Allocation - Moderate VP was renamed Transamerica BlackRock iShares Active Asset Allocation - Moderate VP.
9Effective on or about November 1, 2021 Transamerica QS Investors Active Asset Allocation - Moderate Growth VP was renamed
Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP.
10 Effective on or about May 1, 2022, AB Balanced Wealth Strategy Portfolio will be renamed AB Balanced Hedged Allocation Portfolio.
*Fidelity VIP Contrafund® Portfolio, the Fidelity VIP Equity Income Portfolio and the Fidelity VIP Growth Opportunities Portfolio is longer available for sale to new investors.
**Transamerica JPMorgan Mid Cap Value VP, previously offered as an investment option under your Policy, does not accept new investments from current or prospective investors.

NOTE: You should work with your investment professional to decide which Subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.

* * *

This Supplement must be accompanied or preceded by the current Prospectus.
Please read this Supplement carefully and retain it for future reference.